Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Subsidiaries
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100

Schedule of Average and Closing Exchange Rate for the U.S. Dollar	The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2018
Average rate	1.1815	1.3356	0.7416	0.2782
Closing rate	1.1450	1.2800	0.7344	0.2665
December 31, 2019
Average rate	1.1196	1.2758	0.7331	0.2806
Closing rate	1.1234	1.3204	0.7434	0.2892
December 31, 2020
Average rate	1.1413	1.2834	0.7521	0.2908
Closing rate	1.2271	1.3650	0.7566	0.3111

Schedule of Useful Lives Most Commonly Used	The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2018	$1,242	$25,913	$3,761	—	$30,916
Additions	34	2,248	80	—	2,362
Disposals	(30)	(70)	(203)	—	(303)
Reclassification	14	—	(14)	—	—
Exchange difference	(7)	(64)	(16)	—	(87)
At December 31, 2018	1,253	28,027	3,608	—	32,888
Effect of adoption of new accounting standard - IFRS 16	—	—	—	4,556	4,556
At January 1, 2019	1,253	28,027	3,608	4,556	37,444
Additions	15	1,274	30	847	2,166
Disposals	—	(130)	(15)	—	(145)
Exchange difference	3	32	11	—	46
At December 31, 2019	1,271	29,203	3,634	5,403	39,511
Additions	78	1,594	367	2,073	4,112
Disposals	(14)	(3,401)	(7)	(463)	(3,885)
Exchange difference	5	39	12	—	56
At December 31, 2020	$1,340	$27,435	$4,006	$7,013	$39,794
Depreciation and impairment:
At January 1, 2018	1,213	19,622	3,089	—	23,924
Depreciation charge for the year	188	2,705	167	—	3,060
Disposals	(18)	(70)	(203)	—	(291)
Reclassification	(418)	—	418	—	—
Exchange difference	(8)	(55)	(13)	—	(76)
At December 31, 2018	957	22,202	3,458	—	26,617
Depreciation charge for the year	190	2,430	96	1,354	4,070
Impairment	—	56	—	—	56
Disposals	—	(120)	(15)	—	(135)
Exchange difference	4	30	11	—	45
At December 31, 2019	1,151	24,598	3,550	1,354	30,653
Depreciation charge for the year	92	2,003	138	1,444	3,677
Impairment	—	75	—	—	75
Disposals	(14)	(3,389)	(6)	(441)	(3,850)
Exchange difference	4	36	12	—	52
At December 31, 2020	$1,233	$23,323	$3,694	2,357	$30,607
Net book value:
At January 1, 2018	$29	$6,291	$672	—	$6,992
At December 31, 2018	296	5,825	150	—	6,271
At December 31, 2019	120	4,605	84	4,049	8,858
At December 31, 2020	$107	$4,112	$312	4,656	$9,187